Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Net profit for the year	$ 15,005,155	$ 12,355,390	$ 7,969,394
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes:
Cash flow hedge for future exports	238,331	(533,374)	(84,837)
Hedge of a net investment in a foreign operation	(61,267)	(971,954)	57,997
Cash flow hedge with derivative instruments	46,451	(52,174)	35,768
Unrealized loss on equity instruments measured at fair value	0	0	(7,828)
Foreign currency translation	8,701	2,599,242	(257,147)
Other comprehensive income that will be reclassified to profit or loss, net of tax	232,216	1,041,740	(256,047)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement loss on defined benefit plans	(1,799,829)	(4,290)	(1,548,043)
Other gains (losses)	(175,494)	0	(11,817)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,975,323)	(4,290)	(1,559,860)
Other comprehensive income -loss for the year, net of tax	(1,743,107)	1,037,450	(1,815,907)
Total comprehensive income for the year, net of tax	13,262,048	13,392,840	6,153,487
Comprehensive income attributable to:
Owners of parent	11,502,149	12,363,132	5,353,778
Non-controlling interest	1,759,899	1,029,708	799,709
Comprehensive income	$ 13,262,048	$ 13,392,840	$ 6,153,487